Leases - Charters-out (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Operating Leases [Line Items]
Accumulated depreciation	$ 1,666,582	$ 1,634,394
At cost, less accumulated depreciation of $1,666,582 (December 31, 2018 - $1,634,394)	3,511,758	4,196,909
Future Minimum Payments Receivable:
Revenues receivable - 2020	743,600
January to December 2021	645,200
January to December 2022	560,000
Revenues receivable - 2023	526,900
Revenues receivable - 2024	275,100
Revenues receivable - Thereafter	698,100
Payments to be received	3,400,000
Property Available for Operating Lease
Schedule Of Operating Leases [Line Items]
Operating leases cost		4,300,000
Operating leases accumulated depreciation		1,100,000
Operating leases carrying amount of the vessels		$ 3,200,000
Future Minimum Payments Receivable:
Revenues receivable - 2020	704,300
January to December 2021	590,700
January to December 2022	512,500
Revenues receivable - 2023	299,300
Revenues receivable - 2024	133,600
Revenues receivable - Thereafter	622,200
Payments to be received	2,900,000
Assets Leased to Others
Schedule Of Operating Leases [Line Items]
Vessels chartered out	3,800,000
Accumulated depreciation	1,100,000
At cost, less accumulated depreciation of $1,666,582 (December 31, 2018 - $1,634,394)	$ 2,700,000